UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2011

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$ 3,034,698
List of Other Included Managers:

No.	13F File Number	Name

None

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                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       96499   1967368 SH     SOLE                 482601     0  1484767
Ace Ltd                          shs           H0023R105       78562   1214255 SH     SOLE                 320662     0   893593
Amgen Inc.                       com           031162100       47739    893160 SH     SOLE                 246630     0   646530
Apache Corp.                     com           037411105      126021    962583 SH     SOLE                 248052     0   714531
Apple Computer                   com           037833100         213       610 SH     SOLE                    610     0        0
Bank of America Corp.            com           060505104       92048   6905303 SH     SOLE                1768524     0  5136779
Berkshire Hathaway Inc.          cl a          084670108        2506        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         241     20000 SH     SOLE                  20000     0        0
Cameron International Group      com           13342b105       73412   1285682 SH     SOLE                 329272     0   956410
Chevron Corp.                    com           166764100      115527   1074772 SH     SOLE                 282570     0   792202
Church & Dwight Co.              com           171340102       27606    347945 SH     SOLE                 218625     0   129320
Cisco Systems Inc.               com           17275R102       55820   3254820 SH     SOLE                 848105     0  2406715
Comcast Corp. Special Cl A       cl a spl      20030N200      104874   4516545 SH     SOLE                1253540     0  3263005
Covidien PLC                     shs           g2554f113      107067   2061366 SH     SOLE                 528282     0  1533084
CSX Corp.                        com           126408103      121846   1550207 SH     SOLE                 405337     0  1144870
CVS Caremark Corp.               com           126650100       91575   2668262 SH     SOLE                 631892     0  2036370
Devon Energy Corp.               com           25179M103      102808   1120276 SH     SOLE                 263374     0   856902
El Paso Corporation              com           28336L109      101331   5629485 SH     SOLE                1443897     0  4185588
EMC Corporation                  com           268648102        3519    132485 SH     SOLE                      0     0   132485
Freeport McMoRan Copper & Gold Incom           35671D857       73364   1320678 SH     SOLE                 342245     0   978433
Goldman Sachs Group Inc.         com           38141G104       64981    409715 SH     SOLE                 106480     0   303235
Halliburton Co.                  com           406216101      108772   2182415 SH     SOLE                 562590     0  1619825
Hewlett-Packard Co.              com           428236103       99809   2436144 SH     SOLE                 630215     0  1805929
Ingersoll-Rand PLC               shs           g47791101       96381   1995045 SH     SOLE                 522570     0  1472475
International Business Machines Ccom           459200101       94157    577405 SH     SOLE                 154825     0   422580
Ishares Russell 1000 Value       russell1000val464287598         389      5665 SH     SOLE                   5665     0        0
JPMorgan Chase & Co.             com           46625H100      131177   2845488 SH     SOLE                 689658     0  2155830
Lowe's Cos., Inc.                com           548661107       82986   3139828 SH     SOLE                 831223     0  2308605
MasterCard Inc. Class A          cl a          57636q104       97512    387381 SH     SOLE                  86630     0   300751
MetLife Inc.                     com           59156R108      107155   2395597 SH     SOLE                 628040     0  1767557
Nuveen Insured Municipal Opportuncom           670984103         335     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         265     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105      102290   3059605 SH     SOLE                 822832     0  2236773
Praxair Inc.                     com           74005P104       75762    745693 SH     SOLE                 210593     0   535100
Rockwell Collins Inc.            com           774341101       44179    681465 SH     SOLE                 174572     0   506893
Thermo Fisher Scientific Inc.    com           883556102       73523   1323550 SH     SOLE                 338080     0   985470
Time Warner Cable Inc.           com           88732J207        4873     68311 SH     SOLE                      0     0    68311
United Parcel Service- Cl B      cl b          911312106       86367   1162090 SH     SOLE                 301057     0   861033
United Technologies Corp.        com           913017109      100287   1184721 SH     SOLE                 325548     0   859173
UnitedHealth Group Inc.          com           91324P102       80492   1780795 SH     SOLE                 459300     0  1321495
Wells Fargo & Co.                com           949746101       68316   2154393 SH     SOLE                 555662     0  1598731
Wyndham Worldwide Corp.          com           98310W108       92112   2895705 SH     SOLE                 667399     0  2228306
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